ENTITY-WIDE DISCLOSURE (Schedule of Net Sales by Techonology) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Percentage of net sales based on products technology	100.00%	100.00%	100.00%
Minimal-Invasive [Member]
Concentration Risk [Line Items]
Percentage of net sales based on products technology	78.00%	87.00%	83.00%
Hands-Free [Member]
Concentration Risk [Line Items]
Percentage of net sales based on products technology	2.00%	5.00%	8.00%
Non-Invasive [Member]
Concentration Risk [Line Items]
Percentage of net sales based on products technology	20.00%	8.00%	9.00%